Expenses By Nature	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Expenses By Nature	EXPENSES BY NATURE:
We have presented our consolidated statement of operations by function. Items included in our cost of sales and SG&A for the years indicated are set forth below:

	Year ended December 31
	2019	2020	2021
Employee-related costs	$815.2	$810.7	$819.4
SBC expense included in above employee-related costs	34.1	25.8	33.4
Freight and transportation costs	90.3	107.9	142.5
Depreciation expense (i)	105.8	99.1	100.8
Rental expense (i)	5.3	4.5	2.4
(i)    The amortization of ROU assets is included in depreciation expense. See note 7. We expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis as rental expense. See note 11 for disclosure of these lease expenses.